PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Global Perspectives
®
Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100.1%
Affiliated Investment Companies : 100.1%
680,760
(1)
Voya Emerging
Markets Index Portfolio
- Class I
$ 6,208,533
9.9
904,703
(1)
Voya Global Bond
Fund - Class R6
6,260,542
10.0
892,665
(1)
Voya GNMA Income
Fund - Class R6
6,284,359
10.0
786,441
(1)
Voya High Yield
Portfolio - Class I
6,511,728
10.4
275,039
(1)
Voya Index Plus
LargeCap Portfolio
- Class I
6,290,141
10.1
620,925
(1)
Voya International
Index Portfolio - Class I
6,215,460
9.9
1,375,688
(1)(2)
Voya MidCap
Opportunities Portfolio
- Class R6
6,273,139
10.0
472,829
(1)
Voya Small Company
Portfolio - Class R6
6,293,356
10.1
719,622
(1)
Voya U.S. Bond Index
Portfolio - Class I
6,296,688
10.1
688,555  VY
®
CBRE Global
Real Estate Portfolio
- Class I
6,017,973
9.6
62,651,919
100.1
Total Mutual Funds
(Cost $66,964,152)
62,651,919
100.1
Total Investments in
Securities
(Cost $66,964,152) $ 62,651,919 100.1
Liabilities in Excess
of Other Assets (40,737) (0.1)
Net Assets $ 62,611,182 100.0
(1)
Investment in affiliate.
(2)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Global Perspectives
®
Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Mutual Funds $ 62,651,919 $ — $ — $ 62,651,919
Total Investments, at fair value $ 62,651,919 $ — $ — $ 62,651,919
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ 7,112,094 $ 3,612,027 $ (5,387,416) $ 871,828 $ 6,208,533 $ 268,500 $ (1,089,185) $ 3,517
Voya Global Bond Fund - Class R6
6,793,893 5,849,552 (7,851,507) 1,468,604 6,260,542 264,306 (1,938,010) —
Voya GNMA Income Fund - Class
R6
6,576,328 6,064,391 (6,955,651) 599,291 6,284,359 234,907 (1,025,035) —
Voya High Yield Portfolio - Class I
6,792,581 5,961,170 (7,013,134) 771,111 6,511,728 415,062 (772,923) —
Voya Index Plus LargeCap
Portfolio - Class I
6,939,156 3,223,458 (5,807,768) 1,935,295 6,290,141 33,522 (1,454,598) 77,609
Voya International Index Portfolio
- Class I
7,682,051 3,444,916 (4,846,429) (65,078) 6,215,460 170,341 322,824 —
Voya MidCap Opportunities
Portfolio - Class R6
6,806,880 3,294,109 (7,041,827) 3,213,977 6,273,139 — (2,725,894) —
Voya Small Company Portfolio -
Class R6
7,259,118 3,300,557 (5,908,588) 1,642,269 6,293,356 17,685 (1,468,419) —
Voya U.S. Bond Index Portfolio -
Class I
6,603,630 6,021,199 (7,346,373) 1,018,232 6,296,688 230,002 (1,436,699) —
VY
®
CBRE Global Real Estate
Portfolio - Class I
6,986,937 3,571,193 (4,504,502) (35,655) 6,017,973 134,141 (442,820) 69,084
$ 69,552,668 $ 44,342,572 $ (62,663,195) $ 11,419,874 $ 62,651,919 $ 1,768,466 $ (12,030,759) $ 150,210
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 371,262
Gross Unrealized Depreciation (4,683,496)
Net Unrealized Depreciation $ (4,312,234)